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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended March 31, 2010

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, May 11, 2010


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  51
Form 13F Information Table Value Total:  $174,056,228


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 March 2010



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 3M CO				   COM STOCK	 88579Y1010    251      3000  SH	DEFINED		    3000	0	0
 AFLAC INC			   COM STOCK	 0010551028    179	3300  SH	DEFINED 	    3300	0	0
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095   1002    160300  SH	DEFINED    01     160300        0       0
 AIRMEDIA GROUP INC	           SPON ADR    	 0094111095    138     22060  SH	DEFINED            22060        0       0
 APPLE INC			   COM STOCK 	 0378331005    176	 750  SH	DEFINED		     750	0	0
 BAIDU INC		        SPON ADR REP A   0567521085   1313      2200  SH	DEFINED    01       2200        0       0
 BUNGE LTD			   COM STOCK	 G169621056    185	3000  SH	DEFINED    	    3000	0	0
 CIGNA CORP			   COM STOCK	 1255091092    179	4900  SH	DEFINED 	    4900	0	0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040   1397     45100  SH        DEFINED    01      45100        0       0
 COMPANIA DE MINAS BUENAVENTURA	       ADR	 2044481040    155	5000  SH	DEFINED		    5000	0	0
 CONCORD MED SVCS HLDG LTD	    SPON ADR	 2062771058     47      6900  SH	DEFINED	   01	    6900	0	0
 CREDICORP LTD		            COM STOCK    G2519Y1084   2009     22787  SH	DEFINED    01      22787        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084    423      4800  SH	DEFINED             4800        0       0
 CTRIP.COM INT'L 	        AMERICAN DEP SHS 22943F1003   2313     59000  SH        DEFINED    01          0        0   59000
 E-HOUSE CHINA HOLDINGS LTD            ADR       26852W1036   2269    119250  SH        DEFINED    01      33450        0   85800
 EXXON MOBIL CORP		    COM STOCK    30231G1022    201      3000  SH	DEFINED             3000        0	0
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098  11361    622200  SH	DEFINED    01	  120200	0  502000
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   3794    207800  SH	DEFINED    	  207800	0       0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069   1026     48800  SH	DEFINED	   01	   48800	0	0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    303     14400  SH	DEFINED	   	   14400	0	0
 HDFC BANK LTD                  ADR REPS 3 SHS   40415F1012   3607     25880  SH        DEFINED    01      25880        0       0
 HOLLYSYS AUTOMATION TECH LTD	       SHS	 G456671053   2358    204700  SH	DEFINED	   01	  204700	0       0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085   1379     23450  SH	DEFINED    01	   23450	0	0
 INTL BUSINESS MACHINES CORP	   COM STOCK     4592001014    192	1500  SH	DEFINED		    1500	0	0
 KOREA FUND 		           COM NEW	 5006342092    294      8000  SH	DEFINED    01       8000        0       0
 MCDONALDS CORP			   COM STOCK	 5801351017    133	2000  SH	DEFINED		    2000	0	0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007  45367   1245665  SH        DEFINED    01     316240        0  929425
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   1282     35200  SH        DEFINED            35200        0       0
 MOBILE TELESYSTEMS OJSC	   SPON ADR	 6074091090    511	9200  SH	DEFINED		    9200	0	0
 NETEASE.COM INC		   SPON ADR      64110W1027   4325    121750  SH        DEFINED    01      85100        0   36650
 NETEASE.COM INC		   SPON ADR      64110W1027   3950    111200  SH        DEFINED           111200	0	0
 NEW ORIENTAL ED & TECH GRP INC	   SPON ADR      6475811070  53919    630560  SH        DEFINED    01      76500        0  554060
 NEW ORIENTAL ED & TECH GRP INC    SPON ADR      6475811070  10121    118360  SH        DEFINED            51960        0   66400
 NOVAGOLD RESOURCES INC		   COM STOCK	 66987E2069    250     35000  SH	DEFINED    01      35000	0	0
 NOVAGOLD RESOURCES INC		   COM STOCK	 66987E2069    193     27000  SH	DEFINED            27000	0	0
 PETROLEO BRASILEIRO S.A.          SPON ADR      71654V4086    690     15500  SH        DEFINED            15500        0       0
 PHILIPPINE LONG DISTANCE	   SPON ADR	 7182526043   1167     21900  SH	DEFINED    01	   21900	0	0
 PHILIPPINE LONG DISTANCE	   SPON ADR	 7182526043    192	3600  SH	DEFINED  	    3600	0	0
 POSCO                             SPON ADR      6934831099    307      2620  SH        DEFINED    01       2620        0	0
 SCHLUMBERGER LTD		   COM STOCK	 8068571086    190      3000  SH	DEFINED	   	    3000	0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045    161     11500  SH        DEFINED    01      11500        0       0
 SUNTECH POWER HOLDINGS LTD            ADR       86800C1045    140     10000  SH        DEFINED            10000        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    161     15376  SH        DEFINED    01      15376        0       0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003   2105    200661  SH	DEFINED           200661        0	0
 TENARIS S.A.			       ADR	 88031M1099   2014     46900  SH	DEFINED    01	   46900        0	0
 TENARIS S.A.			       ADR	 88031M1099    344      8000  SH	DEFINED    	    8000        0	0
 TEVA PHARMACEUTICAL INDS LTD          ADR       8816242098   2517     39900  SH        DEFINED    01      39900        0       0
 TRINA SOLA R LTD		  SPON ADR	 89628E1047    425     17400  SH	DEFINED		   17400	0	0
 VALE SA		               ADR	 91912E1055   2240     69600  SH	DEFINED    01	   69600	0	0
 VALE SA			ADR REPSTG PFD	 91912E2046    877     31600  SH	DEFINED    	   31600	0	0
 WUXI PHARMATECH INC		SPON ADR SHS	 9293521020   3924    252000  SH	DEFINED	   01	   96000	0  156000


